Consolidated Statements of Cash Flows (Unaudited) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net income (loss)	€ (65)	€ 3,859
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	591	481
Change in warrants fair value	(1,421)	(2,907)
Other Non-cash compensation	217	100
Change in allowances for doubtful accounts & slow-moving inventories	89	(7)
Change in long-term provisions	53	(51)
Net capital loss on disposals of assets	24	213
Deferred tax expense/(benefit)	(40)	49
Operating cash flow	(551)	1,737
Increase/Decrease in operating assets and liabilities:
Decrease/(Increase) in trade accounts and notes and other receivables	(644)	2,187
Decrease/(Increase) in inventories	(361)	(1,728)
Decrease/(Increase) in other assets	(1,033)	(240)
(Decrease)/Increase in trade accounts and notes payable	(708)	173
(Decrease)/Increase in accrued expenses, other current liabilities	415	(674)
Net increase/decrease in operating assets and liabilities	(2,331)	(282)
Net cash generated by (used in) operating activities	(2,883)	1,454
Cash flows from investing activities:
Additions to capitalized assets produced by the Company	(438)	(669)
Acquisitions of property and equipment	(251)	(209)
Acquisitions of intangible assets	(12)	(24)
Decrease/(Increase) in deposits and guarantees	(9)	(32)
Net cash used in investing activities	(710)	(934)
Cash flow from financing activities:
Proceeds from capital increase	662	6,197
Proceeds from long term borrowings, net of financing costs		3,168
Repayment of long term borrowings	(114)	(113)
Repayment of obligations under capital leases	(117)	(140)
Increase/(decrease) in bank overdrafts and short-term borrowings	(378)	(1,718)
Net cash generated by (used in) financing activities	54	7,393
Net effect of exchange rate changes on cash and cash equivalents	104	(552)
Net increase (decrease) in cash and cash equivalents	(3,435)	7,362
Cash and cash equivalents at beginning of year	21,989	13,578
Cash and cash equivalents at end of period	€ 18,554	€ 20,940